Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
25. SUBSEQUENT EVENTS
On March 11, 2022, the Company granted 3,325,772 RSUs at a fair value of $6.83 per share to employees and Board members. The vesting conditions for the RSUs are a mix of time-based and performance-based requirements.